Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
Entity Central Index Key	0001447346
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000072749
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	(PRSNX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in global fixed income credit sectors, the fund benefited from its exposure to corporate bonds and securitized credit relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Additionally, tactically managing the fund’s U.S. duration exposure relative to the benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Japanese yen also detracted. The Bank of Japan’s ultra-accommodative policy, which it held for most of the period, weighed on the yen.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. During the period, the fund eliminated exposure to agency mortgage-backed securities on strength after a run of strong performance in the sector.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including interest rate and credit derivatives, had a positive impact on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Investor Class)	9.30%	1.65%	2.60%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	0.77	- 1.62	- 0.37
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.24	0.35	1.97

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,560,856,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 5,505,000
InvestmentCompanyPortfolioTurnover	228.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,560,856
Number of Portfolio Holdings	478

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	8.4%
AA Rated	4.2
A Rated	14.6
BBB Rated	10.5
BB Rated and Below	11.7
Not Rated	15.1
Credit Default Swaps	0.2
U.S. Treasury Securities	28.5
Reserves	6.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	16.5%
U.S. Treasury Notes	7.6
Government of Malaysia	5.6
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	5.0
U.S. Treasury Inflation-Indexed Notes	3.0
Invesco Senior Loan ETF	2.4
Government of Japan, Treasury Bills	2.2
Republic of Poland	1.8
Government of Japan	1.7
Deutsche Bundesrepublik, Inflation-Indexed	1.6

Material Fund Change [Text Block]
C000072750
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Advisor Class
Trading Symbol	(PRSAX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in global fixed income credit sectors, the fund benefited from its exposure to corporate bonds and securitized credit relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Additionally, tactically managing the fund’s U.S. duration exposure relative to the benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Japanese yen also detracted. The Bank of Japan’s ultra-accommodative policy, which it held for most of the period, weighed on the yen.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. During the period, the fund eliminated exposure to agency mortgage-backed securities on strength after a run of strong performance in the sector.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including interest rate and credit derivatives, had a positive impact on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Advisor Class)	8.99%	1.36%	2.32%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	0.77	- 1.62	- 0.37
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.24	0.35	1.97

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,560,856,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 5,505,000
InvestmentCompanyPortfolioTurnover	228.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,560,856
Number of Portfolio Holdings	478

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	8.4%
AA Rated	4.2
A Rated	14.6
BBB Rated	10.5
BB Rated and Below	11.7
Not Rated	15.1
Credit Default Swaps	0.2
U.S. Treasury Securities	28.5
Reserves	6.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	16.5%
U.S. Treasury Notes	7.6
Government of Malaysia	5.6
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	5.0
U.S. Treasury Inflation-Indexed Notes	3.0
Invesco Senior Loan ETF	2.4
Government of Japan, Treasury Bills	2.2
Republic of Poland	1.8
Government of Japan	1.7
Deutsche Bundesrepublik, Inflation-Indexed	1.6

Material Fund Change [Text Block]
C000169957
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	I Class
Trading Symbol	(PGMSX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in global fixed income credit sectors, the fund benefited from its exposure to corporate bonds and securitized credit relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Additionally, tactically managing the fund’s U.S. duration exposure relative to the benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Japanese yen also detracted. The Bank of Japan’s ultra-accommodative policy, which it held for most of the period, weighed on the yen.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. During the period, the fund eliminated exposure to agency mortgage-backed securities on strength after a run of strong performance in the sector.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including interest rate and credit derivatives, had a positive impact on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/2016
Global Multi-Sector Bond Fund (I Class)	9.36%	1.82%	3.13%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	0.77	- 1.62	- 0.20
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.24	0.35	1.46

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,560,856,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 5,505,000
InvestmentCompanyPortfolioTurnover	228.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,560,856
Number of Portfolio Holdings	478

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	8.4%
AA Rated	4.2
A Rated	14.6
BBB Rated	10.5
BB Rated and Below	11.7
Not Rated	15.1
Credit Default Swaps	0.2
U.S. Treasury Securities	28.5
Reserves	6.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	16.5%
U.S. Treasury Notes	7.6
Government of Malaysia	5.6
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	5.0
U.S. Treasury Inflation-Indexed Notes	3.0
Invesco Senior Loan ETF	2.4
Government of Japan, Treasury Bills	2.2
Republic of Poland	1.8
Government of Japan	1.7
Deutsche Bundesrepublik, Inflation-Indexed	1.6

Material Fund Change [Text Block]